GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 98.2%
China – 96.2%
173,376 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) $ 2,606,670
21,360 Anji Microelectronics
Technology Shanghai Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 442,442
45,000 ANTA Sports Products Ltd.
(Consumer Durables & Apparel) 516,514
555,500 Bank of Jiangsu Co. Ltd., Class
A (Banks) 869,958
115,000 Beijing Geekplus Technology
Co. Ltd. (Capital Goods)* 246,408
11,400 BYD Co. Ltd., Class A
(Automobiles & Components) 165,363
26,000 BYD Co. Ltd., Class H
(Automobiles & Components) 379,622
42,700 China Construction Bank Corp.,
Class A (Banks) 55,705
1,636,000 China Construction Bank Corp.,
Class H (Banks) 1,673,307
229,000 China Feihe Ltd. (Food,
Beverage & Tobacco)
(a)
136,141
130,500 China Merchants Bank Co. Ltd.,
Class A (Banks) 803,966
89,000 China Merchants Bank Co. Ltd.,
Class H (Banks) 577,534
402,000 China Petroleum & Chemical
Corp., Class H (Energy) 235,903
48,000 China Resources Mixc Lifestyle
Services Ltd. (Real Estate
Management & Development)
(a)
222,906
116,400 China Tower Corp. Ltd.,
Class H (Telecommunication
Services)
(a)
162,880
174,500 China Yangtze Power Co. Ltd.,
Class A (Utilities) 673,949
123,689 CITIC Securities Co. Ltd., Class
A (Financial Services) 496,483
85,000 CITIC Securities Co. Ltd., Class
H (Financial Services) 298,656
26,134 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 954,424
234,095 Focus Media Information
Technology Co. Ltd., Class A
(Media & Entertainment) 242,970
36,780 Fuyao Glass Industry Group Co.
Ltd., Class A (Automobiles &
Components) 278,391
43,600 H World Group Ltd. (Consumer
Services) 136,084
4,950 H World Group Ltd. ADR
(Consumer Services) 154,539
82,000 Hansoh Pharmaceutical Group
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)
(a)
368,399
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
20,600 Huaqin Technology Co. Ltd.,
Class A (Technology Hardware
& Equipment) $ 234,484
121,500 Huaxin Cement Co. Ltd., Class
A (Materials) 259,135
64,299 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A (Food,
Beverage & Tobacco) 244,159
34,000 Innovent Biologics,
Inc. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
420,856
112,000 Jiangsu Expressway Co. Ltd.,
Class H (Transportation) 137,334
68,440 Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A (Pharmaceuticals,
Biotechnology & Life Sciences) 596,693
6,200 Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* 62,276
12,083 KE Holdings, Inc. ADR
(Real Estate Management &
Development) 222,569
3,919 Kweichow Moutai Co. Ltd.,
Class A (Food, Beverage &
Tobacco) 771,248
1,600 Laopu Gold Co. Ltd., Class H
(Consumer Durables & Apparel) 143,805
17,700 Mao Geping Cosmetics Co.
Ltd., Class H (Household &
Personal Products) 225,018
49,790 Meituan, Class B (Consumer
Services)*
(a)
768,138
37,500 Midea Group Co. Ltd., Class A
(Consumer Durables & Apparel) 364,201
3,400 Mixue Group, Class H
(Consumer Services)* 203,567
52,741 Montage Technology Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 619,390
11,340 NAURA Technology Group Co.
Ltd., Class A (Semiconductors
& Semiconductor Equipment) 525,372
33,100 NetEase, Inc. (Media &
Entertainment) 865,309
31,500 Ningbo Orient Wires & Cables
Co. Ltd., Class A (Capital
Goods) 206,696
23,672 Ningbo Tuopu Group Co.
Ltd., Class A (Automobiles &
Components) 150,160
580,000 PetroChina Co. Ltd., Class H
(Energy) 566,794
346,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 718,152

GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
40,800 Ping An Insurance Group Co. of
China Ltd., Class A (Insurance) $ 331,464
109,500 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 751,757
18,400 Pop Mart International Group
Ltd. (Consumer Discretionary
Distribution & Retail)
(a)
573,967
584,000 Postal Savings Bank of China
Co. Ltd., Class H (Banks)
(a)
412,544
6,467 Qifu Technology, Inc. ADR
(Financial Services) 222,012
132,000 Sany Heavy Industry Co. Ltd.,
Class A (Capital Goods) 364,479
32,240 SG Micro Corp., Class
A (Semiconductors &
Semiconductor Equipment) 317,727
10,600 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A (Food,
Beverage & Tobacco) 262,757
45,278 Shenzhen Inovance Technology
Co. Ltd., Class A (Capital
Goods) 396,104
4,800 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care Equipment &
Services) 153,583
35,200 Sieyuan Electric Co. Ltd., Class
A (Capital Goods) 380,186
57,748 Sunresin New Materials Co.
Ltd., Class A (Materials) 413,601
57,800 Tencent Holdings Ltd. (Media
& Entertainment) 4,046,707
17,662 Tencent Music Entertainment
Group ADR (Media &
Entertainment) 370,725
7,500 Trip.com Group Ltd. (Consumer
Services) 465,618
32,000 Tsingtao Brewery Co. Ltd.,
Class H (Food, Beverage &
Tobacco) 203,295
169,498 Weichai Power Co. Ltd., Class
A (Capital Goods) 354,926
60,000 Weichai Power Co. Ltd., Class
H (Capital Goods) 127,192
31,128 WuXi AppTec Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)
(a)
415,223
107,700 Wuxi Lead Intelligent
Equipment Co. Ltd., Class A
(Capital Goods) 378,354
225,000 Xiaomi Corp., Class B
(Technology Hardware &
Equipment)*
(a)
1,513,789
181,370 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 389,704
73,500 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 182,517
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
352,000 Zijin Mining Group Co. Ltd.,
Class H (Materials) $ 933,384
34,966,185
Hong Kong – 1.2%
4,600 Duality Biotherapeutics,
Inc. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 205,213
4,101 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 221,941
427,154
Taiwan – 0.8%
6,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 285,466
TOTAL COMMON STOCKS
(Cost $25,141,157)
35,678,805
Shares Dividend Rate Value
aa a
Investment Company – 0.8%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
294,278 4.191% 294,278
(Cost $294,278)
TOTAL INVESTMENTS – 99.0%
(Cost $25,435,435)
$ 35,973,083
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.0%
370,351
NET ASSETS – 100.0%
$ 36,343,434
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt

GOLDMAN SACHS CHINA EQUITY FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Sector Name
% of
Market
Value
Financials 20.7%
Consumer Discretionary 19.2
Communication Services 15.9
Information Technology 10.9
Industrials 9.9
Health Care 6.2
Materials 6.0
Consumer Staples 5.1
Energy 2.2
Utilities 1.9
Real Estate 1.2
Investment Company 0.8
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 99.4%
Brazil – 2.0%
8,293 MercadoLibre, Inc. (Consumer
Discretionary Distribution &
Retail)* $ 19,686,670
2,205,005 NU Holdings Ltd., Class A
(Banks)* 26,945,161
4,492,000 Raia Drogasil SA (Consumer
Staples Distribution & Retail) 10,805,732
57,437,563
China – 30.4%
6,667,124 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 100,238,734
501,846 Anji Microelectronics
Technology Shanghai Co. Ltd.,
Class A (Semiconductors &
Semiconductor Equipment) 10,395,030
1,601,800 ANTA Sports Products Ltd.
(Consumer Durables & Apparel) 18,385,601
719,500 BYD Co. Ltd., Class H
(Automobiles & Components) 10,505,317
17,702,000 China Feihe Ltd. (Food,
Beverage & Tobacco)
(a)
10,523,859
6,966,500 China Merchants Bank Co. Ltd.,
Class H (Banks) 45,206,643
2,556,480 China Yangtze Power Co. Ltd.,
Class A (Utilities) 9,873,563
753,371 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 27,513,419
1,954,400 Fuyao Glass Industry Group Co.
Ltd., Class H (Automobiles &
Components)
(a)
14,090,388
353,207 H World Group Ltd. ADR
(Consumer Services) 11,027,123
867,700 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Capital Goods) 8,843,531
1,958,600 Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* 19,673,326
635,264 KE Holdings, Inc. ADR
(Real Estate Management &
Development) 11,701,563
102,151 Kweichow Moutai Co. Ltd.,
Class A (Food, Beverage &
Tobacco) 20,103,023
467,000 Mao Geping Cosmetics Co.
Ltd., Class H (Household &
Personal Products)
(b)
5,936,912
1,766,300 Meituan, Class B (Consumer
Services)*
(a)
27,249,679
1,272,300 Midea Group Co. Ltd., Class A
(Consumer Durables & Apparel) 12,356,622
314,955 NAURA Technology Group Co.
Ltd., Class A (Semiconductors
& Semiconductor Equipment) 14,591,573
1,411,000 NetEase, Inc. (Media &
Entertainment) 36,886,722
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
12,382,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) $ 25,699,874
775,500 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 5,324,090
4,999,000 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 34,319,956
441,800 Pop Mart International Group
Ltd. (Consumer Discretionary
Distribution & Retail)
(a)
13,781,453
418,229 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care Equipment &
Services) 13,381,874
1,764,520 Sunresin New Materials Co.
Ltd., Class A (Materials) 12,637,805
2,880,900 Tencent Holdings Ltd. (Media
& Entertainment) 201,698,261
929,672 Tencent Music Entertainment
Group ADR (Media &
Entertainment) 19,513,815
10,019,000 Weichai Power Co. Ltd., Class
H (Capital Goods) 21,238,942
7,490,400 Xiaomi Corp., Class B
(Technology Hardware &
Equipment)*
(a)
50,395,051
8,210,292 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 17,641,211
10,838,000 Zijin Mining Group Co. Ltd.,
Class H (Materials) 28,738,687
859,473,647
Greece – 2.1%
492,013 JUMBO SA (Consumer
Discretionary Distribution &
Retail) 16,642,433
1,302,650 National Bank of Greece SA
(Banks) 18,170,107
3,118,922 Piraeus Financial Holdings SA
(Banks)* 23,982,776
58,795,316
Hong Kong – 0.3%
760,000 Techtronic Industries Co. Ltd.
(Capital Goods) 9,087,816
India – 18.1%
701,640 360 ONE WAM Ltd. (Financial
Services) 8,398,184
206,394 Amber Enterprises India
Ltd. (Consumer Durables &
Apparel)* 18,634,314
256,457 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 21,864,452
733,513 Archean Chemical Industries
Ltd. (Materials) 5,548,044
2,260,139 Axis Bank Ltd. (Banks) 27,447,303
3,092,110 Bajaj Finance Ltd. (Financial
Services) 30,943,885

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
495,846 Cartrade Tech Ltd. (Consumer
Discretionary Distribution &
Retail)* $ 12,323,189
770,970 Coforge Ltd. (Software &
Services) 15,276,668
412,686 Computer Age Management
Services Ltd. (Commercial &
Professional Services) 17,485,324
12,527,281 Eternal Ltd. (0001 9500 9530
9535)* 43,721,624
752,600 Five-Star Business Finance Ltd.
(Financial Services)* 5,071,182
820,392 Godrej Properties Ltd.
(Real Estate Management &
Development)* 19,561,318
264,771 Grasim Industries Ltd.
(Materials) 8,272,364
4,072,390 ICICI Bank Ltd. (Banks) 68,576,234
928,488 Info Edge India Ltd. (Media &
Entertainment) 14,661,793
2,004,757 Infosys Ltd. (Software &
Services) 34,094,799
104,866 MakeMyTrip Ltd. (Consumer
Services)* 9,814,409
336,213 Navin Fluorine International
Ltd. (Materials) 19,325,846
389,178 Netweb Technologies India
Ltd. (Technology Hardware &
Equipment) 8,954,486
1,153,568 SBI Life Insurance Co. Ltd.
(Insurance)
(a)
24,133,187
1,522,363 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 29,564,352
10,002,861 Suzlon Energy Ltd. (Capital
Goods)* 6,978,891
2,167,811 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) 26,471,413
445,305 Torrent Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 18,954,678
443,178 TVS Motor Co. Ltd.
(Automobiles & Components) 14,115,843
510,193,782
Indonesia – 2.5%
60,596,000 Bank Central Asia Tbk PT
(Banks) 30,370,449
45,811,600 Bank Mandiri Persero Tbk PT
(Banks) 12,471,334
137,390,200 BFI Finance Indonesia Tbk PT
(Financial Services) 6,387,329
1,235,498,600 GoTo Gojek Tokopedia Tbk
PT (Consumer Discretionary
Distribution & Retail)* 4,855,077
205,008,500 Map Aktif Adiperkasa PT
(Consumer Discretionary
Distribution & Retail) 8,592,062
311,679,300 Nusantara Sejahtera Raya Tbk
PT (Media & Entertainment)
(a)
2,632,842
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
8,565,600 Nusantara Sejahtera Raya Tbk
PT (Media & Entertainment)
(a)
$ 72,356
187,562,300 Pakuwon Jati Tbk PT (Real
Estate Management &
Development) 4,012,272
69,393,721
Mexico – 2.1%
1,341,799 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 13,984,867
2,505,900 Banco del Bajio SA (Banks)
(a)
5,633,460
6,767,050 Gentera SAB de CV (Financial
Services) 15,291,776
2,815,714 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 10,583,741
4,840,600 Wal-Mart de Mexico SAB
de CV (Consumer Staples
Distribution & Retail) 14,269,057
59,762,901
Peru – 0.9%
109,743 Credicorp Ltd. (Banks) 26,009,091
Philippines – 1.2%
4,758,256 BDO Unibank, Inc. (Banks) 11,615,503
2,716,500 Jollibee Foods Corp. (Consumer
Services) 10,090,275
99,724,400 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(a)
12,787,700
34,493,478
Poland – 1.2%
298,792 Bank Pekao SA (Banks) 16,225,422
1,339,740 Dino Polska SA (Consumer
Staples Distribution &
Retail)*
(a)
17,668,684
33,894,106
Russia – 0.0%
2,495,750 Renaissance Insurance Group
JSC (Insurance)*
(c)
—
4,327,745 Sberbank of Russia PJSC
(Banks)*
(c)
—
—
Saudi Arabia – 4.0%
1,141,958 Al Rajhi Bank (Banks) 28,793,407
533,498 Alinma Bank (Banks) 3,668,607
1,037,353 Almarai Co. JSC (Food,
Beverage & Tobacco) 13,230,085
201,982 Co. for Cooperative Insurance
(The) (Insurance) 7,223,896
55,828 Elm Co. (Software & Services) 13,525,809
405,833 Rasan Information Technology
Co. (Insurance)* 9,720,313
2,411,683 Saudi National Bank (The)
(Banks) 24,066,408
1,174,438 Saudi Telecom Co.
(Telecommunication Services) 13,146,297
113,374,822

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Singapore – 0.2%
7,221,393 Nanofilm Technologies
International Ltd. (Materials) $ 4,062,328
Slovenia – 0.7%
563,737 Nova Ljubljanska Banka dd,
GDR (Banks) 20,908,456
South Africa – 2.5%
409,535 Bid Corp. Ltd. (Consumer
Staples Distribution & Retail) 10,296,687
100,165 Capitec Bank Holdings Ltd.
(Banks) 19,416,832
611,835 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) 12,827,333
1,158,922 JSE Ltd. (Financial Services) 8,650,109
28,423,656 Old Mutual Ltd. (Insurance) 19,925,621
71,116,582
South Korea – 11.3%
73,845 HD Hyundai Marine Solution
Co. Ltd. (Capital Goods) 10,800,853
107,089 Hyundai Rotem Co. Ltd.
(Capital Goods) 15,480,594
183,251 IsuPetasys Co. Ltd. (Technology
Hardware & Equipment) 8,447,304
149,278 JYP Entertainment Corp.
(Media & Entertainment) 7,777,354
411,497 KB Financial Group, Inc.
(Banks) 32,692,709
383,018 Kia Corp. (Automobiles &
Components) 28,025,730
42,799 LG Chem Ltd. (Materials) 9,201,997
298,921 LG Electronics, Inc. (Consumer
Durables & Apparel) 16,545,071
75,895 NCSoft Corp. (Media &
Entertainment) 10,537,367
27,966 Samsung Biologics Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
21,366,803
1,971,868 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 100,494,230
297,108 SK Hynix, Inc. (Semiconductors
& Semiconductor Equipment) 57,584,275
318,954,287
Taiwan – 16.8%
869,000 Accton Technology Corp.
(Technology Hardware &
Equipment) 25,665,230
4,241,000 ASE Technology Holding
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 20,566,262
2,406,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 45,324,492
2,245,000 E Ink Holdings, Inc.
(Technology Hardware &
Equipment) 15,286,685
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
347,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) $ 16,509,419
317,000 Lotes Co. Ltd. (Technology
Hardware & Equipment) 14,822,895
876,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 39,669,287
1,311,000 Merida Industry Co. Ltd.
(Consumer Durables & Apparel) 5,064,939
635,000 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 9,064,442
7,323,883 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 281,964,277
473,937,928
Thailand – 0.9%
24,514,400 Bangkok Dusit Medical
Services PCL, Class F (Health
Care Equipment & Services) 16,129,979
28,156,600 True Corp. PCL, NVDR
(Telecommunication Services)* 8,933,185
25,063,164
Turkey – 0.6%
3,658,375 Aselsan Elektronik Sanayi Ve
Ticaret AS (Capital Goods) 16,825,864
United Arab Emirates – 1.4%
2,483,963 Abu Dhabi Islamic Bank PJSC
(Banks) 16,309,584
4,766,024 Aldar Properties PJSC
(Real Estate Management &
Development) 12,316,060
27,999,546 Talabat Holding PLC
(Consumer Services) 9,578,756
38,204,400
United States – 0.2%
709,492 GCC SAB de CV (Materials) 6,629,698
TOTAL COMMON STOCKS
(Cost $2,026,052,799)
2,807,618,950
Shares Description Rate Value
a
Preferred Stocks – 1.1%
Brazil – 1.1%
3,279,090 Itau Unibanco
Holding SA
(Banks) 7.12% 20,589,655
6,358,900 Marcopolo SA
(Capital Goods) 6.96 9,380,131
TOTAL PREFERRED STOCKS
(Cost $24,553,046)
29,969,786

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(d)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
4,420 4.191% $ 4,420
(Cost $4,420)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $2,050,610,265)
2,837,593,156
a
Securities Lending Reinvestment Vehicle – 0.1%
(d)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,740,859 4.191% 2,740,859
(Cost $2,740,859)
TOTAL INVESTMENTS – 100.6%
(Cost $2,053,351,124)
$ 2,840,334,015
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.6)%
(16,619,449)
NET ASSETS – 100.0%
$ 2,823,714,566
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 27.3%
Financials 23.9
Consumer Discretionary 15.3
Communication Services 11.1
Consumer Staples 5.9
Industrials 5.1
Health Care 5.0
Materials 4.0
Real Estate 2.0
Utilities 0.3
Investment Company 0.0
Securities Lending Reinvestment Vehicle 0.1
TOTAL INVESTMENTS
100.0%

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 97.3%
Brazil – 3.4%
18,500 Caixa Seguridade Participacoes
SA (Insurance) $ 45,527
57 MercadoLibre, Inc. (Consumer
Discretionary Distribution &
Retail)* 135,312
11,716 NU Holdings Ltd., Class A
(Banks)* 143,169
31,700 Raia Drogasil SA (Consumer
Staples Distribution & Retail) 76,256
400,264
Greece – 3.1%
2,883 Hellenic Telecommunications
Organization SA
(Telecommunication Services) 52,312
2,405 JUMBO SA (Consumer
Discretionary Distribution &
Retail) 81,350
7,309 National Bank of Greece SA
(Banks) 101,950
16,940 Piraeus Financial Holdings SA
(Banks)* 130,259
365,871
India – 26.5%
4,859 360 ONE WAM Ltd. (Financial
Services) 58,159
936 Amber Enterprises India
Ltd. (Consumer Durables &
Apparel)* 84,507
1,266 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 107,934
3,589 Archean Chemical Industries
Ltd. (Materials) 27,146
13,352 Axis Bank Ltd. (Banks) 162,148
13,710 Bajaj Finance Ltd. (Financial
Services) 137,201
8,163 Bharti Airtel Ltd.
(Telecommunication Services) 177,702
6,220 CMS Info Systems Ltd.
(Commercial & Professional
Services) 32,452
4,029 Coforge Ltd. (Software &
Services) 79,834
4,073 Cohance Lifesciences
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)* 46,235
1,531 Computer Age Management
Services Ltd. (Commercial &
Professional Services) 64,868
63,694 Eternal Ltd. (0001 9500 9530
9535)* 222,299
3,982 Five-Star Business Finance Ltd.
(Financial Services)* 26,832
6,075 Godrej Consumer Products
Ltd. (Household & Personal
Products) 87,043
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
4,271 Godrej Properties Ltd.
(Real Estate Management &
Development)* $ 101,837
5,292 Gokaldas Exports Ltd.
(Consumer Durables &
Apparel)* 51,004
1,490 Grasim Industries Ltd.
(Materials) 46,553
11,875 Hindalco Industries Ltd.
(Materials) 91,932
4,157 Home First Finance Co. India
Ltd. (Financial Services)
(a)
57,279
18,420 ICICI Bank Ltd. (Banks) 310,180
3,529 Info Edge India Ltd. (Media &
Entertainment) 55,727
8,612 Infosys Ltd. (Software &
Services) 146,464
2,156 Kfin Technologies Ltd.
(Financial Services) 26,444
560 MakeMyTrip Ltd. (Consumer
Services)* 52,410
1,766 Navin Fluorine International
Ltd. (Materials) 101,511
1,710 Netweb Technologies India
Ltd. (Technology Hardware &
Equipment) 39,345
4,179 Reliance Industries Ltd.
(Energy) 65,997
3,931 SAI Life Sciences
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
36,108
5,236 SBI Life Insurance Co. Ltd.
(Insurance)
(a)
109,540
6,654 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 129,221
61,612 Suzlon Energy Ltd. (Capital
Goods)* 42,986
9,596 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) 117,178
33,836 Tata Steel Ltd. (Materials) 60,764
1,889 Torrent Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 80,406
2,970 TVS Motor Co. Ltd.
(Automobiles & Components) 94,599
3,131,845
Indonesia – 3.2%
435,000 Bank Central Asia Tbk PT
(Banks) 218,020
259,800 Bank Mandiri Persero Tbk PT
(Banks) 70,726
551,500 BFI Finance Indonesia Tbk PT
(Financial Services) 25,639
973,100 Map Aktif Adiperkasa PT
(Consumer Discretionary
Distribution & Retail) 40,783

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
1,200,800 Nusantara Sejahtera Raya Tbk
PT (Media & Entertainment)
(a)
$ 10,144
888,800 Pakuwon Jati Tbk PT (Real
Estate Management &
Development) 19,013
384,325
Mexico – 2.4%
6,127 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 63,859
10,900 Grupo Financiero Banorte SAB
de CV, Class O (Banks) 97,138
15,904 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 59,780
23,300 Wal-Mart de Mexico SAB
de CV (Consumer Staples
Distribution & Retail) 68,683
289,460
Peru – 1.3%
633 Credicorp Ltd. (Banks) 150,021
Philippines – 1.3%
20,729 BDO Unibank, Inc. (Banks) 50,602
11,020 Jollibee Foods Corp. (Consumer
Services) 40,933
440,100 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(a)
56,434
147,969
Poland – 1.3%
1,222 Bank Pekao SA (Banks) 66,359
6,350 Dino Polska SA (Consumer
Staples Distribution &
Retail)*
(a)
83,745
150,104
Saudi Arabia – 5.2%
6,682 Al Rajhi Bank (Banks) 168,480
3,972 Alinma Bank (Banks) 27,314
5,822 Almarai Co. JSC (Food,
Beverage & Tobacco) 74,252
1,669 Co. for Cooperative Insurance
(The) (Insurance) 59,692
228 Elm Co. (Software & Services) 55,239
1,625 Rasan Information Technology
Co. (Insurance)* 38,921
11,340 Saudi National Bank (The)
(Banks) 113,163
6,648 Saudi Telecom Co.
(Telecommunication Services) 74,416
611,477
Singapore – 0.9%
31,900 Nanofilm Technologies
International Ltd. (Materials) 17,945
595 Sea Ltd. ADR (Media &
Entertainment)* 93,207
111,152
Shares Description Value
a
Common Stocks – (continued)
Slovenia – 0.9%
2,717 Nova Ljubljanska Banka dd,
GDR (Banks) $ 100,771
South Africa – 3.3%
2,098 Bid Corp. Ltd. (Consumer
Staples Distribution & Retail) 52,749
536 Capitec Bank Holdings Ltd.
(Banks) 103,903
3,507 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) 73,525
6,174 JSE Ltd. (Financial Services) 46,082
124,224 Old Mutual Ltd. (Insurance) 87,084
11,880 Woolworths Holdings Ltd.
(Consumer Discretionary
Distribution & Retail) 32,608
395,951
South Korea – 13.9%
667 F&F Co. Ltd. (Consumer
Durables & Apparel) 33,425
304 HD Hyundai Marine Solution
Co. Ltd. (Capital Goods) 44,464
537 Hyundai Rotem Co. Ltd.
(Capital Goods) 77,628
2,609 I-Scream Media Co. Ltd.
(Consumer Services)* 40,318
721 JYP Entertainment Corp.
(Media & Entertainment) 37,564
2,101 KB Financial Group, Inc.
(Banks) 166,921
2,065 Kia Corp. (Automobiles &
Components) 151,097
181 LG Chem Ltd. (Materials) 38,916
1,417 LG Electronics, Inc. (Consumer
Durables & Apparel) 78,430
359 NCSoft Corp. (Media &
Entertainment) 49,844
138 Samsung Biologics Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
105,436
11,248 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 573,243
1,275 SK Hynix, Inc. (Semiconductors
& Semiconductor Equipment) 247,115
1,644,401
Taiwan – 25.4%
6,000 Accton Technology Corp.
(Technology Hardware &
Equipment) 177,205
23,000 ASE Technology Holding
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 111,536
13,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 244,895

Goldman Sachs Emerging Markets Equity Ex. China Fund
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
13,000 E Ink Holdings, Inc.
(Technology Hardware &
Equipment) $ 88,520
3,000 Jentech Precision Industrial
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 142,733
2,000 Lotes Co. Ltd. (Technology
Hardware & Equipment) 93,520
5,000 MediaTek, Inc. (Semiconductors
& Semiconductor Equipment) 226,423
6,000 Merida Industry Co. Ltd.
(Consumer Durables & Apparel) 23,180
3,000 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 42,824
48,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 1,847,966
2,998,802
Thailand – 0.8%
93,300 Bangkok Dusit Medical
Services PCL, Class F (Health
Care Equipment & Services) 61,390
104,700 True Corp. PCL, NVDR
(Telecommunication Services)* 33,218
94,608
Turkey – 0.7%
18,507 Aselsan Elektronik Sanayi Ve
Ticaret AS (Capital Goods) 85,119
United Arab Emirates – 3.2%
18,743 Abu Dhabi Islamic Bank PJSC
(Banks) 123,065
78,263 ADNOC Drilling Co. PJSC
(Energy) 124,435
25,134 Aldar Properties PJSC
(Real Estate Management &
Development) 64,950
62,420 Emirates Central Cooling
Systems Corp. (Utilities) 29,400
114,664 Talabat Holding PLC
(Consumer Services) 39,227
381,077
United States – 0.5%
6,152 GCC SAB de CV (Materials) 57,486
TOTAL COMMON STOCKS
(Cost $8,607,763)
11,500,703
Shares Description Rate Value
a
Preferred Stocks – 1.4%
Brazil – 1.4%
17,330 Itau Unibanco
Holding SA
(Banks) 7.12% 108,816
Shares Description Rate Value
a
Preferred Stocks – (continued)
Brazil – (continued)
38,734 Marcopolo SA
(Capital Goods) 6.96% $ 57,137
TOTAL PREFERRED STOCKS
(Cost $139,604)
165,953
Shares Description Value
Exchange-Traded Fund – 0.8%
United States – 0.8%
1,247 iShares MSCI South Korea ETF
(Cost $89,887)
90,794
TOTAL INVESTMENTS – 99.5%
(Cost $8,837,254)
$ 11,757,450
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.5%
61,816
NET ASSETS – 100.0%
$ 11,819,266
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
Investment Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 34.6%
Financials 26.6
Consumer Discretionary 10.5
Consumer Staples 6.5
Communication Services 5.0
Health Care 4.8
Materials 3.7
Industrials 3.5
Real Estate 2.1
Energy 1.6
Exchange-Traded Fund 0.8
Utilities 0.3
TOTAL INVESTMENTS
100.0%

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 95.1%
Brazil – 2.3%
109 MercadoLibre , Inc. (Consumer
Discretionary Distribution &
Retail)* $ 258,754
17,481 NU Holdings Ltd., Class A
(Banks)* 213,618
35,600 Raia Drogasil SA (Consumer
Staples Distribution & Retail) 85,637
558,009
China – 29.1%
54,327 Alibaba Group Holding Ltd.
(Consumer Discretionary
Distribution & Retail) 816,794
17,200 ANTA Sports Products Ltd.
(Consumer Durables & Apparel) 197,423
7,500 BYD Co. Ltd., Class H
(Automobiles & Components) 109,506
141,000 China Feihe Ltd. (Food,
Beverage & Tobacco)
(a)
83,825
73,500 China Merchants Bank Co. Ltd.,
Class H (Banks) 476,952
29,199 China Yangtze Power Co. Ltd.,
Class A (Utilities) 112,772
7,260 Contemporary Amperex
Technology Co. Ltd., Class A
(Capital Goods) 265,138
16,800 Fuyao Glass Industry Group Co.
Ltd., Class H (Automobiles &
Components)
(a)
121,121
3,095 H World Group Ltd. ADR
(Consumer Services) 96,626
6,900 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Capital Goods) 70,324
15,800 Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class H (Pharmaceuticals,
Biotechnology & Life
Sciences)* 158,704
5,580 KE Holdings, Inc. ADR
(Real Estate Management &
Development) 102,784
14,200 Meituan , Class B (Consumer
Services)*
(a)
219,071
10,778 Midea Group Co. Ltd., Class A
(Consumer Durables & Apparel) 104,676
11,800 NetEase , Inc. (Media &
Entertainment) 308,479
96,000 PICC Property & Casualty Co.
Ltd., Class H (Insurance) 199,256
56,500 Ping An Insurance Group Co. of
China Ltd., Class H (Insurance) 387,893
3,600 Pop Mart International Group
Ltd. (Consumer Discretionary
Distribution & Retail)
(a)
112,298
3,600 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care Equipment &
Services) 115,188
26,700 Tencent Holdings Ltd. (Media
& Entertainment) 1,869,327
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
9,228 Tencent Music Entertainment
Group ADR (Media &
Entertainment) $ 193,696
76,000 Weichai Power Co. Ltd., Class
H (Capital Goods) 161,110
63,800 Xiaomi Corp., Class B
(Technology Hardware &
Equipment)*
(a)
429,243
88,600 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 190,372
6,902,578
Greece – 2.6%
4,964 JUMBO SA (Consumer
Discretionary Distribution &
Retail) 167,908
13,821 National Bank of Greece SA
(Banks) 192,783
32,379 Piraeus Financial Holdings SA
(Banks)* 248,977
609,668
Hong Kong – 0.9%
2,767 Hong Kong Exchanges &
Clearing Ltd. (Financial
Services) 149,747
6,000 Techtronic Industries Co. Ltd.
(Capital Goods) 71,746
221,493
India – 17.8%
3,184 Apollo Hospitals Enterprise
Ltd. (Health Care Equipment &
Services) 271,455
23,436 Axis Bank Ltd.. (Banks) 284,609
29,920 Bajaj Finance Ltd. (Financial
Services) 299,420
138,234 Eternal Ltd. (0001 9500 9530
9535)* 482,452
6,961 Godrej Properties Ltd.
(Real Estate Management &
Development)* 165,977
2,818 Grasim Industries Ltd.
(Materials) 88,044
40,213 ICICI Bank Ltd. (Banks) 677,159
10,835 Info Edge India Ltd. (Media &
Entertainment) 171,096
16,858 Infosys Ltd. ADR (Software &
Services) 281,866
950 MakeMyTrip Ltd. (Consumer
Services)* 88,911
127,258 NTPC Green Energy Ltd.
(Utilities)* 150,043
10,939 SBI Life Insurance Co. Ltd.
(Insurance)
(a)
228,849
12,306 Sun Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 238,983
79,426 Suzlon Energy Ltd. (Capital
Goods)* 55,415

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
31,139 Tata Consumer Products Ltd.
(Food, Beverage & Tobacco) $ 380,242
5,126 Torrent Pharmaceuticals
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 218,191
4,497 TVS Motor Co. Ltd.
(Automobiles & Components) 143,236
4,225,948
Indonesia – 2.2%
668,200 Bank Central Asia Tbk PT
(Banks) 334,899
543,500 Bank Mandiri Persero Tbk PT
(Banks) 147,958
9,836,300 GoTo Gojek Tokopedia Tbk
PT (Consumer Discretionary
Distribution & Retail)* 38,653
521,510
Mexico – 1.7%
13,099 Arca Continental SAB de CV
(Food, Beverage & Tobacco) 136,524
18,600 Banco del Bajio SA (Banks)
(a)
41,814
21,380 Prologis Property Mexico SA de
CV REIT (Equity Real Estate
Investment Trusts (REITs)) 80,363
49,401 Wal-Mart de Mexico SAB
de CV (Consumer Staples
Distribution & Retail) 145,624
404,325
Peru – 0.9%
877 Credicorp Ltd. (Banks) 207,849
Philippines – 1.0%
38,836 BDO Unibank , Inc. (Banks) 94,804
8,000 Jollibee Foods Corp. (Consumer
Services) 29,716
914,100 Monde Nissin Corp. (Food,
Beverage & Tobacco)
(a)
117,215
241,735
Poland – 0.5%
2,397 Bank Pekao SA (Banks) 130,165
Russia – –%
16,753 Renaissance Insurance Group
JSC (Insurance)*
(b)
—
Saudi Arabia – 4.2%
9,161 Al Rajhi Bank (Banks) 230,986
4,283 Alinma Bank (Banks) 29,452
8,999 Almarai Co. JSC (Food,
Beverage & Tobacco) 114,771
3,043 Co. for Cooperative Insurance
(The) (Insurance) 108,833
472 Elm Co. (Software & Services) 114,354
3,553 Rasan Information Technology
Co. (Insurance)* 85,100
19,346 Saudi National Bank (The)
(Banks) 193,056
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
9,972 Saudi Telecom Co.
(Telecommunication Services) $ 111,623
988,175
South Africa – 2.6%
4,308 Bid Corp. Ltd. (Consumer
Staples Distribution & Retail) 108,313
834 Capitec Bank Holdings Ltd.
(Banks) 161,670
8,547 Clicks Group Ltd. (Consumer
Staples Distribution & Retail) 179,191
228,417 Old Mutual Ltd. (Insurance) 160,125
609,299
South Korea – 10.2%
3,365 KB Financial Group, Inc.
(Banks) 267,343
3,061 Kia Corp. (Automobiles &
Components) 223,976
342 LG Chem Ltd. (Materials) 73,532
2,708 LG Electronics, Inc. (Consumer
Durables & Apparel) 149,886
779 NCSoft Corp. (Media &
Entertainment) 108,158
299 Samsung Biologics Co.
Ltd. (Pharmaceuticals,
Biotechnology & Life
Sciences)*
(a)
228,444
16,813 Samsung Electronics Co. Ltd.
(Technology Hardware &
Equipment) 856,857
2,617 SK Hynix, Inc. (Semiconductors
& Semiconductor Equipment) 507,216
2,415,412
Taiwan – 16.9%
9,000 Accton Technology Corp.
(Technology Hardware &
Equipment) 265,808
42,000 ASE Technology Holding
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 203,674
23,000 Delta Electronics, Inc.
(Technology Hardware &
Equipment) 433,277
20,000 E Ink Holdings, Inc.
(Technology Hardware &
Equipment) 136,184
2,000 Lotes Co. Ltd. (Technology
Hardware & Equipment) 93,520
10,000 MediaTek , Inc. (Semiconductors
& Semiconductor Equipment) 452,846
6,000 Nien Made Enterprise Co. Ltd.
(Consumer Durables & Apparel) 85,648
61,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 2,348,457
4,019,414

Goldman Sachs ESG Emerging Markets Equity Fund
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
**End swaps header**
Shares Description Value
a
Common Stocks – (continued)
Thailand – 0.9%
256,400 Bangkok Dusit Medical
Services PCL, Class F (Health
Care Equipment & Services) $ 168,706
109,800 True Corp. PCL, NVDR
(Telecommunication Services)* 34,836
203,542
United Arab Emirates – 1.3%
19,875 Abu Dhabi Islamic Bank PJSC
(Banks) 130,498
37,951 Aldar Properties PJSC
(Real Estate Management &
Development) 98,071
223,073 Talabat Holding PLC
(Consumer Services) 76,314
304,883
TOTAL COMMON STOCKS
(Cost $16,351,493)
22,564,005
Shares Description Rate Value
a
Preferred Stock – 1.0%
Brazil – 1.0%
36,190 Itau Unibanco
Holding SA
(Banks)
(Cost $166,136)
7.12% 227,240
Shares Description Value
Exchange-Traded Fund – 0.2%
United States – 0.2%
781 iShares MSCI South Korea ETF
(Cost $56,216)
56,864
Shares Dividend Rate Value
aa a
Investment Company – 0.0%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
202 4.191% 202
(Cost $202)
TOTAL INVESTMENTS – 96.3%
(Cost $16,574,047)
$ 22,848,311
OTHER ASSETS IN EXCESS OF LIABILITIES
– 3.7%
880,206
NET ASSETS – 100.0%
$ 23,728,517
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Information Technology 26.8%
Financials 25.9
Consumer Discretionary 15.4
Communication Services 12.2
Health Care 6.1
Consumer Staples 5.9
Industrials 2.8
Real Estate 2.0
Materials 1.5
Utilities 1.2
Exchange-Traded Fund 0.2
Investment Company 0.0
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 99.1%
Denmark – 1.1%
233,387 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) $ 10,854,364
France – 9.0%
406,982 BNP Paribas SA (Banks) 37,107,944
185,141 Capgemini SE (Software &
Services) 27,563,159
184,546 Vinci SA (Capital Goods) 25,635,096
90,306,199
Germany – 7.0%
712,653 Infineon Technologies
AG (Semiconductors &
Semiconductor Equipment) 27,995,283
70,481 SAP SE (Software & Services) 20,154,464
86,483 Siemens AG (Capital Goods) 22,027,527
70,177,274
Hong Kong – 3.5%
3,799,800 AIA Group Ltd. (Insurance) 35,429,990
Italy – 1.6%
293,271 Moncler SpA (Consumer
Durables & Apparel) 15,640,923
Japan – 22.2%
213,300 Hoya Corp. (Health Care
Equipment & Services) 26,910,525
576,600 ITOCHU Corp. (Capital Goods) 30,244,179
43,500 Keyence Corp. (Technology
Hardware & Equipment) 15,735,318
278,000 Nomura Research Institute Ltd.
(Software & Services) 11,000,585
1,305,100 ORIX Corp. (Financial
Services) 29,316,520
361,900 Recruit Holdings Co. Ltd.
(Commercial & Professional
Services) 21,471,949
1,113,800 Sony Group Corp. (Consumer
Durables & Apparel) 26,790,584
1,664,100 Sumitomo Mitsui Financial
Group, Inc. (Banks) 41,979,604
681,173 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 18,711,680
222,160,944
Netherlands – 4.3%
20,305 ASML Holding NV
(Semiconductors &
Semiconductor Equipment) 14,072,870
724,275 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 28,606,313
42,679,183
Spain – 8.1%
1,353,677 Banco Bilbao Vizcaya
Argentaria SA (Banks) 22,577,003
Shares Description Value
a
Common Stocks – (continued)
Spain – (continued)
805,632 Cellnex Telecom SA
(Telecommunication
Services)*
(a)
$ 28,430,418
1,702,403 Iberdrola SA (Utilities) 29,922,035
80,929,456
Switzerland – 7.4%
167,179 DSM-Firmenich AG (Materials) 16,062,497
29,618 Lonza Group AG
(Pharmaceuticals,
Biotechnology & Life Sciences) 20,642,829
54,470 Zurich Insurance Group AG
(Insurance) 37,154,350
73,859,676
Taiwan – 2.8%
114,654 Taiwan Semiconductor
Manufacturing Co. Ltd.
ADR (Semiconductors &
Semiconductor Equipment) 27,702,699
United Kingdom – 22.0%
490,392 Ashtead Group PLC (Capital
Goods) 32,763,775
212,747 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 31,038,031
906,899 Compass Group PLC
(Consumer Services) 31,867,971
140,840 London Stock Exchange Group
PLC (Financial Services) 17,167,714
2,387,865 National Grid PLC (Utilities) 33,554,498
3,377,764 NatWest Group PLC (Banks) 23,447,043
599,466 RELX PLC (Commercial &
Professional Services) 31,148,922
3,672,205 Rentokil Initial PLC
(Commercial & Professional
Services) 18,318,612
219,306,566
United States – 10.1%
203,755 Experian PLC (Commercial &
Professional Services) 10,736,010
92,036 Ferguson Enterprises, Inc.
(Capital Goods) 20,554,400
209,804 Nestle SA (Food, Beverage &
Tobacco) 18,332,061
117,717 Schneider Electric SE (Capital
Goods) 30,464,405
33,444 Spotify Technology SA (Media
& Entertainment)* 20,954,004
101,040,880
TOTAL COMMON STOCKS
(Cost $806,675,841)
990,088,154

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 0.6%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
6,195,130 4.191% $ 6,195,130
(Cost $6,195,130)
TOTAL INVESTMENTS – 99.7%
(Cost $812,870,971)
$ 996,283,284
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
2,628,241
NET ASSETS – 100.0%
$ 998,911,525
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
Sector Name
% of
Market
Value
Financials 24.5%
Industrials 24.4
Information Technology 14.5
Health Care 10.9
Consumer Discretionary 7.5
Utilities 6.4
Communication Services 4.9
Consumer Staples 4.7
Materials 1.6
Investment Company 0.6
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND
Schedule of Investments
July 31, 2025 (Unaudited)
Shares Description Value
a
Common Stocks – 97.3%
Australia – 4.4%
1,438,029 Rio Tinto PLC (Materials) $ 85,648,246
4,159,908 Transurban Group
(Transportation) 36,814,467
122,462,713
Denmark – 0.6%
340,013 Novo Nordisk A/S, Class
B (Pharmaceuticals,
Biotechnology & Life Sciences) 15,813,326
France – 13.1%
500,732 Capgemini SE (Software &
Services) 74,547,267
3,690,651 Orange SA (Telecommunication
Services) 56,138,829
1,351,608 Societe Generale SA (Banks) 86,271,269
1,348,020 TotalEnergies SE (Energy) 80,160,742
460,365 Vinci SA (Capital Goods) 63,948,832
361,066,939
Germany – 5.6%
2,177,358 Deutsche Telekom AG
(Telecommunication Services) 78,093,006
299,137 Siemens AG (Capital Goods) 76,191,253
154,284,259
Italy – 2.5%
7,845,748 Enel SpA (Utilities) 69,186,153
Japan – 15.5%
1,392,600 ITOCHU Corp. (Capital Goods) 73,045,515
3,078,400 Murata Manufacturing Co.
Ltd. (Technology Hardware &
Equipment) 45,819,167
3,421,500 ORIX Corp. (Financial
Services) 76,857,307
4,083,400 Sumitomo Mitsui Financial
Group, Inc. (Banks) 103,010,345
1,329,300 Takeda Pharmaceutical
Co. Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 36,515,593
274,200 Tokyo Electron Ltd.
(Semiconductors &
Semiconductor Equipment) 43,592,000
2,799,000 Toyota Motor Corp.
(Automobiles & Components) 49,787,517
428,627,444
Netherlands – 5.5%
3,202,082 ING Groep NV (Banks) 74,626,000
1,958,882 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution
& Retail) 77,368,945
151,994,945
Singapore – 4.1%
1,766,650 DBS Group Holdings Ltd.
(Banks) 64,843,984
3,941,500 Singapore Exchange Ltd.
(Financial Services) 48,329,110
113,173,094
Shares Description Value
a
Common Stocks – (continued)
Spain – 5.6%
4,492,488 Banco Bilbao Vizcaya
Argentaria SA (Banks) $ 74,926,970
4,547,923 Iberdrola SA (Utilities) 79,935,896
154,862,866
Switzerland – 4.9%
30,439 Partners Group Holding AG
(Financial Services) 40,919,054
139,163 Zurich Insurance Group AG
(Insurance) 94,924,010
135,843,064
Taiwan – 2.0%
1,443,000 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Semiconductors &
Semiconductor Equipment) 55,554,472
United Kingdom – 18.9%
594,364 AstraZeneca PLC
(Pharmaceuticals,
Biotechnology & Life Sciences) 86,712,802
1,202,450 Coca-Cola Europacific Partners
PLC (Food, Beverage &
Tobacco) 116,541,454
2,398,894 Compass Group PLC
(Consumer Services) 84,295,919
6,958,335 HSBC Holdings PLC (Banks) 84,773,248
5,578,771 National Grid PLC (Utilities) 78,393,402
10,467,989 NatWest Group PLC (Banks) 72,664,456
523,381,281
United States – 14.6%
335,472 Ferguson Enterprises, Inc.
(Capital Goods) 74,920,962
4,489 Ferguson Enterprises, Inc.
(Capital Goods) 999,593
430,597 Nestle SA (Food, Beverage &
Tobacco) 37,624,309
653,956 Sanofi SA (Pharmaceuticals,
Biotechnology & Life Sciences) 58,706,161
227,604 Schneider Electric SE (Capital
Goods) 58,902,457
2,369,977 Shell PLC (Energy) 85,160,726
483,593 Swiss Re AG (Insurance) 86,563,821
402,878,029
TOTAL COMMON STOCKS
(Cost $2,251,340,042)
2,689,128,585

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 3.6%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
99,767,399 4.191% $ 99,767,399
(Cost $99,767,399)
TOTAL INVESTMENTS – 100.9%
(Cost $2,351,107,441)
$ 2,788,895,984
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.9)%
(26,193,050)
NET ASSETS – 100.0%
$ 2,762,702,934
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
Sector Name
% of
Market
Value
Financials 32.6%
Industrials 13.7
Consumer Staples 8.3
Utilities 8.2
Information Technology 7.9
Health Care 7.1
Energy 5.9
Communication Services 4.8
Consumer Discretionary 4.8
Investment Company 3.6
Materials 3.1
TOTAL INVESTMENTS
100.0%

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
July 31, 2025 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31,
2025:
(a)
China Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,687,309 $ 33,991,496 $ —
Investment Company 294,278 — —
Total
$ 1,981,587 $ 33,991,496 $ —
€ 1.00 € 1.00 € 1.00
(a)
Emerging Markets Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 43,049,641 $ 28,066,941 $ —
Asia 97,622,735 2,375,442,502 —
Europe 16,642,433 96,955,445 —
North America 66,392,599 — —
South America 83,446,654 29,969,786 —
Investment Company 4,420 — —
Securities Lending Reinvestment Vehicle 2,740,859 — —
Total
$ 309,899,341 $ 2,530,434,674 $ —
€ 1.00 € 1.00 € 1.00
(a)
Emerging Markets Equity ex. China Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 245,966 $ 149,985 $ —
Asia 410,682 9,180,093 —
Europe 133,662 483,084 —
North America 346,946 — —
South America 550,285 165,953 —
Exchange-Traded Fund 90,794 — —
Total
$ 1,778,335 $ 9,979,115 $ —
€ 1.00 € 1.00 € 1.00
(a)
ESG Emerging Markets Equity Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 447,629 $ 161,670 $ —
Asia 1,039,802 19,004,888 —
Europe 167,908 571,925 —
North America 404,325 — —
South America 765,858 227,240 —
Exchange-Traded Fund 56,864 — —
Investment Company 202 — —
Total
$ 2,882,588 $ 19,965,723 $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending
(“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates.
In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
€ 1.00 € 1.00 € 1.00
(a
International Equity ESG Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 27,702,699 $ 257,590,934 $ —
Europe — 603,753,641 —
North America 41,508,404 59,532,476 —
Investment Company 6,195,130 — —
Total
$ 75,406,233 $ 920,877,051 $ —
€ 1.00 € 1.00 € 1.00
(a)
International Equity Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ — $ 597,355,010 $ —
Europe 116,541,454 1,449,891,379 —
North America 74,920,962 327,957,067 —
Oceania — 122,462,713 —
Investment Company 99,767,399 — —
Total
$ 291,229,815 $ 2,497,666,169 $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money
Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by
GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the
Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
ESG Standards Risk — ESG Emerging Markets Equity and International Equity ESG Funds’ adherence to their environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Funds’ exposure to certain companies, sectors, regions, and countries and may affect the Funds’ performance depending on whether such investments are in or out of favor. For example, the Funds generally will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies).
Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity International Funds
Schedule of Investments
(continued)
July 31, 2025 (Unaudited)
Non-Diversification Risk — Emerging Markets Equity, Emerging Markets Equity ex. China and ESG Emerging Markets Equity
Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)